UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC. 20540

                                 FORM 24F-2
                      ANNUAL NOTICE OF SECURITIES SOLD
                           PURSUANT TO RULE 24F-2

    Read instructions at end of form before preparing form.

-------------------------------------------------------------------------------

1.      Name and address of issuer:
        Matthew 25 Fund, Inc.
        413 Johnson Street, Suite #200
        Jenkintown, PA 19046
-------------------------------------------------------------------------------

2.      The name of each series or class of securities for which
        this Form is filed (If the Form is being filed for all
        series and classes of securities of the issuer, check the
        box but do not list series or classes): [X]
-------------------------------------------------------------------------------

3.      Investment Company Act File Number:  811-07471

        Securities Act File Number:  33-65411

-------------------------------------------------------------------------------

4(a).   Last Day of fiscal year for which this notice is filed:
        December 31, 2011
-------------------------------------------------------------------------------

4(b).   [ ]    Check box if this is being filed late (i.e., more
               than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE:   IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
        THE REGISTRATION FEE DUE.
------------------------------------------------------------------------------

4(c).   [ ]    Check box if this is the last time the issuer will be
               filing this Form.

------------------------------------------------------------------------------

5. Calculation of registration fee:

  (i)   Aggregate sale price of securities sold
        during the fiscal year pursuant to section 24(f):     $ 6,415,798.
                                                               -------------


 (ii)   Aggregate price of securities
        redeemed or repurchased during        $  5,078,596.
        the fiscal year:                       --------------


(iii)   Aggregate price of securities
        redeemed or repurchased during any
        PRIOR fiscal year ending no earlier
        than October 11, 1995 that
        were not previously used to reduce
        registration fees payable
        to the Commission:                    $ 43,149,439.
                                                -----------


(iv)    Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                         $ 48,228,035.
                                                               --------------


(v)     Net sales-- if Item 5(i)is greater than
        Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                      $          0.
                                                               -------------


(vi)    Redemption credits available for
        use in future years -- if Item
        5(i) is less than Item 5(iv) [subtract
        Item 5(iv) from Item 5(i)]:                $ (41,812,237.)
                                                    ---------------


(vii)   Multipiler for determining
        registration fee (See instruction
        C.9):                                                   x.0001146
                                                               ------------

(viii)  Registration fee due [multiply
        Item 5(v) by Item (viii)](enter
        "0" if no fee is due):                        = $  0.00
                                                    =================



-------------------------------------------------------------------------------
6.     Prepaid shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
       deducted here:      0          If there is a number of shares or others
       units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

-------------------------------------------------------------------------------

7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 + $      0.
                                                                   -----------

-------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 = $      0.
                                                                   -----------

-------------------------------------------------------------------------------

9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:    N/A

            Method of Delivery:

                                  [ ]Wire Transfer
                                  [ ]Mail or other means

-------------------------------------------------------------------------------

                                 SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Mark Mulholland
                                    -----------------------------------
                                    Mark Mulholland, President
                                    -----------------------------------

Date        3/29/12
         ------------------

* Please print the name and title of the signing officer below the signature.